Annual Fund Operating Expenses - ProShares Nasdaq-100 Dorsey Wright Momentum ETF - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.58%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.58%